Consolidated Statements of Profit or Loss and Other Comprehensive Income - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Continuing Operations
Revenue	€ 33,035	€ 47,370	€ 19,087
Cost of sales	(35,310)	(45,548)	(22,219)
Gross profit (loss)	(2,275)	1,822	(3,132)
Research and development expenses	(2,012)	(749)	(473)
Selling and general administrative expenses	(13,321)	(7,570)	(5,924)
Impairment losses on trade receivables and contract assets	(171)	(9)	(63)
Other income	4,538	541	1,026
Other expenses	(5,402)	(2,224)	(1,110)
Operating Result	(18,643)	(8,190)	(9,676)
Finance income	47		1
Finance expenses	(2,835)	(2,135)	(885)
Share listing expense	(65,796)
Net finance costs	(68,583)	(2,135)	(884)
Result before tax	(87,227)	(10,325)	(10,559)
Income tax benefits / (expenses)	(413)	45	(1,490)
Result for the period	(87,640)	(10,280)	(12,050)
Items that are or may be reclassified subsequently to profit or loss
Foreign operations – foreign currency translation differences	(2)
Other comprehensive income for the period, net of tax	(2)
Total comprehensive income for the period	(87,642)	(10,280)	(12,050)
Total comprehensive income attributable to:
Shareholders of the parent	(87,642)	(10,280)	(12,050)
Non-controlling interests
Earnings (loss) per share (in EUR) (in Euro per share)
Diluted (in Euro per share)	(3.46)	(0.32)	(0.38)
Basic (in Euro per share)	€ (3.46)	€ (0.32)	€ (0.38)